Share capital	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Share capital
7.
Share capital
(a)
Authorized

Unlimited number of common shares without par value.

(b)
Issued

	Six months ended June 30, 2026		Year ended December 31, 2025
	Number of shares	Stated Value $	Number of shares	Stated Value $
Common shares

Balance, beginning of period	53,692,089	328,544,223	38,403,737	281,296,133

Public offering, net of issuance costs (Note 7)	7,000,000	16,317,824	—	—
Private placement financing, net of issuance costs (Note 7)	—	—	9,450,000	11,964,919
DSU exercise (Note 8)	80,250	582,810	962,500	15,467,160
RSU exercise (Note 8)	982,550	9,956,874	900,000	13,321,000
Option exercise (Note 8)	—	—	10,000	120,511
Purchase of shares under ELOC, net of issuance costs (Note 7(b))	—	—	3,750,000	5,999,500
Issued for equity line of credit	191,326	375,000	215,852	375,000
Balance, end of period	61,946,215	355,776,731	53,692,089	328,544,223

7.
Share capital (continued)
(b)
Issued (continued)

On October 18, 2024, the Company consolidated its common shares on the basis of 4:1. All common shares, options, DSUs, RSUs, warrants and value per share amounts in the condensed interim consolidated financial statements have been updated retrospectively to reflect the share consolidation.

Activity during the six months ended June 30, 2026

On May 4, 2026, the Company closed an underwritten public offering (the "Public Offering") consisting of 7,000,000 common shares at a price of $2.50 per share and 18,300,000 pre-funded warrants (the "May 2026 Pre-funded Warrants") at a price of $2.499 per May 2026 Pre-funded Warrant. Each May 2026 Pre-funded Warrant is exercisable into one common share of the Company at an exercise price of $0.001 per common share, is immediately exercisable and remains exercisable until exercised in full. The Public Offering included the full exercise by the underwriters of their option to purchase an additional 3,300,000 common shares. Gross proceeds of the Public Offering were $63,231,700. The Company paid share issuance costs of $4,272,721 in connection with the Public Offering, of which $3,090,545 was allocated to the warrants and the remaining $1,182,176 was allocated to the common shares.

During the six months ended June 30, 2026, 80,250 DSUs with a grant date fair value of $582,810, were exercised.

During the six months ended June 30, 2026, 982,550 RSUs with a grant date fair value of $9,956,874, were exercised.

On January 5, 2026, 191,326 common shares, with a grant date fair value of $375,000, were issued as consideration for the execution and delivery of an equity line of credit agreement (the "ELOC") with Alumni Capital LP (“Alumni Capital”). The fair value of the common shares is included in finance costs in the condensed interim consolidated statements of loss and comprehensive loss.

Activity during the year ended December 31, 2025

On October 20 and October 27, 2025, the Company closed private placement financings to certain institutional and accredited investors consisting of an aggregate of 9,450,000 Common Units and 4,550,000 Pre-Funded Units. Each Common Unit was comprised of one common share of the Company and one common share purchase warrant to purchase one common share (“Common Warrants”). Each Pre-Funded Unit was comprised of one pre-funded warrant to purchase one common share (“Pre-Funded Warrants”) and one Common Warrant. Each Common Unit was issued at a purchase price of $2.00, and each Pre-Funded Unit was issued at a purchase price of $1.999. The Pre-Funded Warrants have an exercise price of $0.001 per common share, are immediately exercisable and remain exercisable until exercised in full. The Common Warrants are immediately exercisable at an exercise price of $3.00 per common share and expire on October 20, 2030. On the closing of the private placements the Company issued 9,450,000 Common Shares, 14,000,000 Common Warrants and 4,550,000 Pre-Funded Warrants for gross proceeds of $27,997,460. The Company incurred costs of $1,989,008 in connection with the private placement of which $440,277 was allocated to the warrants in the consolidated statements of financial position and $633,638, related to warrant liability (see Note 9), were expensed to finance costs in the condensed interim consolidated statements of loss and comprehensive loss. The grant date fair value of $8,918,500 allocated to the Common Warrants was estimated using the using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; volatility based on the calibrated volatility of comparable companies of 36.2%; risk-free interest rate of 2.62%, a stock price of $2.33, based on the market price of the Company's common shares on October 17, 2025 and an expected life of 5 years. See Note 9.

7. Share capital (continued)

(b) Issued (continued)

On May 1, 2025 (the (“Execution Date”), the Company entered into the ELOC with Alumni Capital LP. Under the terms of the ELOC, the Company has the right to sell and Alumni Capital has the obligation to purchase up to $75 million worth of common shares of the Company over a 24 month period at prices based on the market price at the time of each sale to Alumni Capital. The Company, at its sole discretion, controls the timing and amount of the sale of common shares. In consideration for the ELOC’s execution and delivery of the ELOC, the Company agreed to issue to Alumni Capital (i) $375,000 worth of the Company’s Common Shares (the “First Tranche”) which were issued June 20, 2025 (see below) and (ii) $375,000 worth of the Company’s Common Shares issuable within 180 days from the date on which the First Tranche was issued and delivered, in accordance with the terms and subject to the conditions of the ELOC.

On June 20, 2025, 215,852 common shares, with a grant date fair value of $375,000, were issued as consideration for the execution and delivery of the ELOC with Alumni Capital. The fair value of the common shares was included in finance costs in the condensed interim consolidated statements of loss and comprehensive loss.

During the year ended December 31, 2025, the Company issued 3,750,000 common shares of the Company for gross proceeds of $6,064,500 under the terms of the ELOC with Alumni Capital. The Company paid $65,000 in connection with the share issuance.